Investments	3 Months Ended
Mar. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investments
Investments:
The carrying value of our unconsolidated investment in Stannica LLC, a variable interest entity for which we are not the primary beneficiary, was $5.8 million and $5.5 million at March 31, 2014 and December 31, 2013, respectively. Our maximum exposure to loss in connection with our continuing involvement with Stannica LLC is limited to our investment carrying value.